Schedule of aging of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Adjustment to present value	R$ (14,394)	R$ (13,316)
Expected credit losses	(638,583)	(605,940)
Total trade receivables	4,044,965	4,099,881
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	3,933,343	4,010,140
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	127,249	104,195
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	6,241	6,045
Later than three months and not later than four months [member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	3,770	398
Later Than Four Months And Not Later Than S Ix Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	3,002	7,024
Later Than Six Months And Not Later Three Sixty Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	9,687	15,688
Later Than Three Sixty One [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	R$ 614,650	R$ 575,647